CUSTOMER ADVANCES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
CUSTOMER ADVANCES

9. CUSTOMER ADVANCES

	2026-06-30	2025-12-31
	$	$
Customer advances	1,215,262	1,154,191
Customer advances	1,215,262	1,154,191

Customer advances represent advance payments received from customers for non-NaaS sales which have not been invoiced as of period end.